CONDENSED BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash	$ 392,483	$ 532,206
Security Deposit	2,500	1,500
Prepaid Expense	9,073	1,200
Advance payment on related party lease	125,000	0
Total Current Assets	529,056	534,906
Advance payment on related party lease, net of current portion	10,417	0
Total Assets	539,473	534,906
Current Liabilities
Accounts payable and accrued liabilities	112,263	79,762
Accounts Payable - Related Party	6,930	10,921
Notes Payable	0	196,800
Accrued Interest	9,375	19,130
Derivative Liability	398,603	0
Total Current Liabilities	527,171	306,613
Notes Payable, Convertible, long term	955,000	450,000
Less discount	(374,592)	(172,476)
Notes Payable, Convertible, long term, net of discount	580,408	277,524
Total liabilities	1,107,579	584,137
Stockholders' Deficiency
Common stock, par value $0.001 per share; 525,000,000 shares authorized; 55,659,102 and 51,650,000 shares issued and outstanding, respectively	55,659	51,650
Unvested, issued common stock	(157,500)	0
Additional paid-in-capital	3,707,772	1,330,634
Deficit accumulated during the development stage	(4,174,037)	(1,431,515)
Total stockholders' deficiency	(568,106)	(49,231)
Total liabilities and stockholders' deficiency	$ 539,473	$ 534,906